INCOME TAXES - Disclosure of Unrecognized Temporary Differences and Tax Losses (Details) - CAD ($)	May 31, 2026	May 31, 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ 0	$ 0
Tax loss carry forwards [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	33,514,000	25,435,000
Property and equipment and intangible assets [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	(675,000)	(337,000)
Other temporary differences [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	(11,000)	(11,000)
Finance costs and financing allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	4,182,000	1,162,000
Valuation allowance [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deductible temporary differences not recognized	$ (37,010,000)	$ (26,249,000)